Other Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Other Expenses [Abstract]
Other Expenses

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Compensation	$5,287	$3,575	$3,394
Pension, postretirement & post employment benefit costs	463	380	452
Commissions	6,378	3,607	3,393
Volume-related costs	335	379	407
Interest credited to bank deposits	95	137	163
Capitalization of DAC	(5,558)	(2,770)	(2,502)
Amortization of DAC and VOBA	4,898	2,477	1,055
Amortization of negative VOBA	(697)	(64)	—
Interest expense on debt and debt issuance costs	1,629	1,550	1,044
Premium taxes, licenses & fees	633	513	526
Professional services	1,597	1,103	901
Rent, net of sublease income	426	305	383
Other	3,051	1,735	1,545

Total other expenses	$18,537	$12,927	$10,761

Restructuring Cost and Reserve [Line Items]
Restructuring Charges

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Balance at January 1,	$7	$36	$86
Severance charges	2	17	84
Change in severance charge estimates	(1)	(1)	(8)
Cash payments	(8)	(45)	(126)

Balance at December 31,	$—	$7	$36

Restructuring charges incurred in current period	$1	$16	$76

Total restructuring charges incurred since inception of initiative	$194	$193	$177

American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges

	Years Ended December 31,
	2011	2010
	(In millions)
Balance at January 1,	$10	$—
Restructuring charges	46	10
Cash payments	(43)	—

Balance at December 31,	$13	$10

Restructuring charges incurred in current period	$46	$10

Total restructuring charges incurred since inception of restructuring plans	$56	$10